Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Debt
Note 7 – Debt
Apollo Vehicle Financing Facility
In April 2021, the Company’s wholly owned consolidated special purpose vehicle (“SPV”) entered into a credit agreement (the “Apollo Credit Agreement”) with Apollo Investment Corporation, as a lender, and MidCap Financial Trust, as a lender and administrative agent, to allow the SPV to borrow up to
$
40.0

million (the “Vehicle Financing Facility”) with no right to

re-borrow

any portion of the Vehicle Financing Facility that is

repaid or prepaid. The Vehicle Financing Facility includes a repayment mechanism tied directly to revenue generation of vehicles on lease by the SPV to the Company under an intercompany leasing arrangement (the “Scooter Lease”). Vehicles and cash in the SPV may be transferred out of the SPV in compliance with the terms, conditions, and covenants of the Apollo Credit Agreement. The Company drew down $
8.4
 million and $
19.2
 million during the
three
and
nine
months ended
September 30, 2021, respectively.

The outstanding principal balance under the Vehicle Financing Facility as of September 30, 2021 was
$
11.3
 million.
The Vehicle

Financing Facility is secured by a first priority perfected security interest in vehicles, collections from revenue generated by vehicles, and a reserve account related to such vehicles contributed by the Company to the SPV (collectively, “Collateral”).
As of September 30, 2021, the Company maintained
$16.2 million in such reserve account, which is classified as restricted cash in the condensed consolidated balance sheets.
Outstanding Vehicle Financing Facility balances bear interest at the London Interbank Offered Rate (“LIBOR”) plus a margin of
 9.0%
that is accrued and paid by the Company on
a monthly basis.
The maturity date of the Vehicle Financing Facility
is April 27, 2024 (“Final Maturity Date”).
On the fourth business day of each month prior to the Final Maturity Date, the Company is required to repay principal outstanding under the Vehicle Financing Facility based on a pre-set monthly amortization schedule (such amount, the “Amortization Amount”). In addition, on the fourth business day of each of January, April, July, and October, the Company is required to repay an additional amount of principal outstanding under the Vehicle Financing Facility to the exten
t 50%

of
revenues generated from the underlying Collateral is greater than the sum of the Amortization Amount due for the preceding quarter (such payment, the “Amortization Catch-Up Amount”).
All outstanding Vehicle Financing Facility balances will be due and payable as previously stated, unless the commitments are terminated earlier, or if an event of default occurs (or automatically in the case of certain bankruptcy-related events of default).
The Apollo Credit Agreement includes certain customary representations, warranties, affirmative and negative financial and
non-financial
covenants, events of default, and indemnification provisions.

The primary negative covenant is a limitation on liens against vehicles included in the underlying Collateral, which restricts the Company from selling, assigning, or disposing of any Collateral contributed in connection with the Apollo Credit Agreement. The primary affirmative covenant is a requirement to provide monthly reports within
30
days after the end of each fiscal month and audited annual financial statements at a specified time
.
The Scooter Lease includes two financial covenants: one requires the Company to maintain a minimum liquidity of $
20
million at all times, and the other requires the Company to maintain a minimum tangible net worth of $30
million as of the last business day of each calendar month.
The Company is currently in compliance with all the terms and covenants of the Apollo Credit Agreement and the Scooter Lease. In accordance with the terms outlined in the agreements, the Company made contractual principal payments totaling
 $7.1 million and $7.9
million during the three and nine months ended September 30, 2021, respectively. The Company expects to repay the entire principal balance outstanding under the Vehicle Financing Facility as of September 30, 2021 pursuant to the Amortization Amount and the Amortization Catch-Up Amount prior to September 30, 2022 based on forecasts of expected revenue to be generated from underlying Collateral. As such, all outstanding Vehicle Financing Facility balances are presented in current notes payable in the condensed consolidated balance sheets. Issuance costs related to the Apollo Credit Agreement of
 $1.6
million were capitalized as a deferred asset and are amortized over the term of the Apollo
Credit Agreement.
As disclosed in Note 13, on October 12, 2021, the SPV entered into Amendment No. 2 to the Apollo Credit Agreement which, among other things, amended the amount of the commitments, the commitment period, the maturity date, the interest rate, and certain financial covenants.
DB Term Loans and Warrants
On June 13, 2019, the Company entered into a credit agreement with Deutsche Bank AG, as lender (the “Lender”), and Lucid Agency Services Limited, as administrative agent, to allow the Company to draw up to
$45.0 million of initial term loans (the “Initial Term Loans”). In addition, pursuant to a July 9, 2019 amendment that added Sequoia IDF Asset Holdings S.A. as an incremental term loan lender, the Company could draw up to $
5.0
 million of incremental term loans (“Incremental Term Loans” and, collectively with the Initial Term Loans, the “Term Loans”). The Company drew down $
45.0
 million of Initial Term Loans and $
5.0
 million of Incremental Term Loans on June
13
,
2019
and July
15
,
2019
, respectively, for a total of $
50.0
 million in Term Loans. The Term Loans bear interest at LIBOR plus a margin of
9.5
% and are repaid by the Company on a monthly basis.
In conjunction with the Term Loans, the Company issued warrants to the Lender (“DB Warrants”) for

0.2

million shares of the Company’s Series

C-1

Redeemable Convertible Preferred Stock exercisable upon any change of control, any equity financing, the maturity or repayment in full of all amounts due to the lenders, or any Initial Public Offering. The DB Warrants are liability-classified instruments because they can be sold back to the Company for cash at a value of
 $
20.70
per share. The fair value of the
DB W
arrants at inception was $
5.0
 million and was classified in other liabilities. The $
5.0
 million was treated as a debt discount against the $
50.0

million of Term Loans and accreted into interest expense on the consolidated statements of operations. The Lender notified the Company of its intention to sell the DB Warrants back to the Company, and the Company settled the DB Warrants for
$
3.0
 million in
September 2019
and $
2.0
 million in
April 2020
.
The Company entered into amendments to the credit agreement, the most recent of which was dated October 19, 2020. The Company issued additional warrants (“2020 DB Warrants”) for shares of the Company’s Series D Redeemable Convertible Preferred Stock. The fair value of the 2020 DB Warrants at inception was
 $0.6
million and classified in other current liabilities. The Lender notified the Company of its intention to sell the 2020 DB Warrants back to the Company, and the Company settled the 2020 DB Warrants for
 $0.6 million in June 2021.
In April 2021,

the Company repaid the outstanding principal balance under the Term Loans of
 $31.2
million, including accrued and unpaid interest. The Company recognized a loss of
 $2.3
million upon extinguishment due to the

write-off

of the debt discount.
Interest expense on the Vehicle Financing Facility and Terms Loans for the three and nine months ended September 30, 2021 was
$0.3 million and $2.7
million, respectively, and recorded in interest expense, net in the condensed consolidated statements of operations.

Note 9 — Debt & Warrants
Triplepoint Venture Growth BDC Corp. Debt and Warrants
On April 17, 2019, the Company entered into a credit agreement with Triplepoint Venture Growth BDC Corp. (“TCP”) to allow the Company to request up to $10.0 million in three parts up to an aggregate of $30.0 million in loans outstanding. Concurrently with the consummation of the agreement, the Company borrowed $10.0 million as a Part 1 Loan. On June 12, 2019, the Company repaid the full principal, accrued interest, and early payoff fees and expenses associated with the Part 1 Loan through a payment of $11.0 million. The Company also waived the right to seek any additional advances and terminated the loan agreement in full.
In conjunction with the issuance of the Part 1 Loan, the Company issued Warrants to TCP for 0.1 million shares of the Company’s Series
C-1
Redeemable Convertible Preferred Stock exercisable upon any change of control, any equity financing, the maturity or repayment in full of all amounts due to the lenders, or any Initial Public Offering. The TCP Warrants are liability-classified instruments and its fair value is $0.5 million as of December 31, 2020.
Silicon Valley Bank Debt
On April 17, 2019, the Company entered into a credit agreement with Silicon Valley Bank for a growth capital advance of $10.0 million. Per the agreement, the loan was interest-only for the first
6-month
period with 30 equal monthly payments of principal and interest thereafter. On June 12, 2019, the Company repaid the full principal, accrued interest, and any early payoff fees and expenses associated with the Loan.
Deutsche Bank AG Debt and Warrants
On June 13, 2019, the Company entered into a credit agreement with Deutsche Bank AG (the “Lender” or “DB”) and Lucid Agency Services Limited as Administrative Agent to allow the Company to draw up to $45.0 million of Initial Term Loans. In addition, pursuant to a July 9, 2019 amendment that added Sequoia IDF Asset Holdings S.A. (“Sequoia”) as an incremental loan lender, the Company could draw up to $5.0 million of Incremental Term Loans (collectively, with the Initial Term Loans, the “Term Loans”). The Company drew down $45.0 million of Initial Term Loans and $5.0 million of Incremental Term Loans on June 13, 2019 and July 15, 2019, respectively, for a total of $50.0 million in Term Loans. The Term Loans bear interest at the London Interbank Offered Rate (“LIBOR”) plus a margin of 9.50% and is paid by the Company on a monthly basis. The maturity date of the Term Loans is December 13, 2021, and all borrowings thereunder will be due and payable then, unless the commitments are terminated earlier, or if an event of default occurs (or automatically in the case of certain bankruptcy-related events of default).
The credit agreement includes certain customary representations, warranties, affirmative and negative financial and nonfinancial covenants, event of default, and indemnification provisions. The primary negative covenant is the minimum liquidity, which requires the Company to maintain an unrestricted cash and cash equivalents balance of at least $30.0 million. The primary positive covenant is a requirement to provide deliverables to the Agent, including monthly reports within 30 days after the end of each fiscal month and audited annual financial statements at a specified time. Consistent with the terms outlined in the agreement, the Company made contractual principal payments totaling $18.8 million during the year ended December 31, 2020.
In conjunction with the Term Loans, the Company issued Warrants to the Lender (“DB Warrants”) for 0.2 million shares of the Company’s Series
C-1
Redeemable Convertible Preferred Stock exercisable upon any change of control, any equity financing, the maturity or repayment in full of all amounts due to the lenders, or any Initial Public Offering. The DB Warrants are liability-classified instruments because they can be sold back to the Company for cash at a value of $20.70 per share. The fair value of the warrants at inception was $5.0 million and was classified in Other Liabilities. The $5.0 million was treated as a debt discount against the $50.0 million of Term Loans and is accreted into Interest Expense on the consolidated statements of operations.
The Lender notified the Company of its intention to sell the DB Warrants back to the Company, and the Company settled $3.0 million of the DB Warrants on September 20, 2019 and settled the remaining $2.0 million on April 28, 2020.
We are in compliance with the terms of the credit agreement. The Company signed amendments to the credit agreement, the most recent of which was dated October 19, 2020. The amendments allow the Company to potentially avoid future amortization payments by satisfying performance tests related to city level profitability metrics in such future periods. The Company issued additional warrants (”2020 DB Warrants”) for shares of the Company’s Series D Redeemable Convertible Preferred Stock. The fair value of the additional warrants at inception were $0.6 million and were classified in Other Liabilities.
Interest expense on debt for the year ended December 31, 2020 is $6.8 million
.
As of December 31, 2020, the only debt outstanding is the amended DB debt.